OPERATION, MAINTENANCE, AND TELECOMMUNICATION SERVICE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
OPERATION, MAINTENANCE, AND TELECOMMUNICATION SERVICE EXPENSES
Summary of operational maintenance, and telecommunication service expenses

	2021	2022	2023
Operation and maintenance	21,467	22,746	23,057
Radio frequency usage charges (Note 33c.i)	6,097	6,510	7,412
Leased lines and Customer Premises Equipment("CPE")	5,003	3,530	3,462
Concession fees and USO charges (Note 16)	2,472	2,601	2,836
Electricity, gas, and water	898	904	877
Cost of SIM cards, vouchers, and sales of peripherals (Note 8)	739	747	797
Project management	519	400	489
Vehicles rental and supporting facilities	305	343	308
Insurance	432	230	269
Others (each below Rp100 billion)	201	173	211
Total	38,133	38,184	39,718